Supplement dated June 29, 2018
to the Flexible Premium Variable Annuity
Prospectuses listed below, each dated May 1, 2018
Issued by National Integrity Life Insurance Company
through its Separate Account I

AnnuiChoice® II (includes AnnuiChoice)
Pinnacle (on or before April 30, 1998); Pinnacle III (May 1, 1998 to July 15, 2001; only version sold in Oregon); Pinnacle IV (July 16, 2001 to April 30, 2007) and Pinnacle V (May 1, 2007 to December 31, 2011)

Pinnacle V (post 1-1-12)

This supplement to the prospectuses identified above (the “Prospectuses”) describes changes to certain Portfolios available through the Variable Account Options of the variable annuity contracts issued by National Integrity Life Insurance Company. Please retain this supplement for future reference.

I.     Fidelity VIP Freedom Portfolios

Effective as of June 15, 2018, the Fidelity VIP Freedom 2010 Portfolio, Fidelity VIP Freedom 2015 Portfolio, Fidelity VIP Freedom 2020 Portfolio, Fidelity VIP Freedom 2025 Portfolio, and Fidelity VIP Freedom 2030 Portfolio (each, a “Fund” and, collectively, the “Funds”) reduced their acquired fund fees and expenses and revised their principal investment strategies.

•	Effective immediately, the information regarding the Funds in Appendix F is deleted in its entirety and replaced with the following:

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Total Annual Portfolio Operating Expense Table

Portfolio	Management Fees	12b-1 Fee	Other Expenses	Acquired Funds Fees and Expenses	Total Annual Expenses	Contractual Fee Waivers/ Reimbursements	Total Annual Expenses after Fee Waivers/ Reimbursements
Fidelity VIP Freedom 2010 Portfolio, Service Class 2 [6]	N/A	0.25%	N/A	0.46%	0.71%	N/A	0.71%
Fidelity VIP Freedom 2015 Portfolio, Service Class 2 [6]	N/A	0.25%	N/A	0.49%	0.74%	N/A	0.74%
Fidelity VIP Freedom 2020 Portfolio, Service Class 2 [6]	N/A	0.25%	N/A	0.52%	0.77%	N/A	0.77%
Fidelity VIP Freedom 2025 Portfolio, Service Class 2 [6]	N/A	0.25%	N/A	0.54%	0.79%	N/A	0.79%
Fidelity VIP Freedom 2030 Portfolio, Service Class 2 [6]	N/A	0.25%	N/A	0.60%	0.85%	N/A	0.85%

(6)	Expenses stated above differ from the ratios of expenses to average net assets in the Financial Highlights section of the fund’s prospectus because of acquired fund fees and expenses.

•
In Part 3 -- Your Investments Options, in the section titled “The Variable Account Options,” subsection titled “Fidelity® Variable Insurance Products,” effective immediately, each of the following Funds’ descriptions are deleted in their entirety and replaced with the following:

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Fidelity VIP Freedom 2015 Portfolio
The Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. The advisor may continue to seek high total return for several years beyond the Portfolio’s target retirement date in an effort to achieve the overall investment objective. The advisor invests in a combination of underlying Fidelity VIP domestic equity, international equity, bond funds, and short-term funds (underlying Fidelity® funds). The advisor allocates assets among underlying Fidelity funds according to a neutral asset allocation strategy that adjusts over time until it reaches an allocation similar to that of the VIP Freedom Income PortfolioTM, approximately 10 to 19 years after the year 2015. The advisor may use an active asset allocation strategy to increase or decrease neutral asset class exposures by up to 10% for equity funds, bond funds and short-term funds to reflect the advisor's market outlook, which is primarily focused on the intermediate term. The advisor may buy and sell futures contracts (both long and short positions) in an effort manage cash flows efficiently, remain fully invested, or facilitate asset allocation.

Fidelity VIP Freedom 2020 Portfolio
The Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. The advisor may continue to seek high total return for several years beyond the Portfolio’s target retirement date in an effort to achieve the overall investment objective. The advisor invests in a combination of underlying Fidelity VIP domestic equity, international equity, bond funds, and short-term funds (underlying Fidelity® funds). The advisor allocates assets among underlying Fidelity funds according to a neutral asset allocation strategy that adjusts over time until it reaches an allocation similar to that of the VIP Freedom Income PortfolioTM, approximately 10 to 19 years after the year 2020. The advisor may use an active asset allocation strategy to increase or decrease neutral asset class exposures by up to 10% for equity funds, bond funds and short-term funds to reflect the advisor's market outlook, which is primarily focused on the intermediate term. The advisor may buy and sell futures contracts (both long and short positions) in an effort manage cash flows efficiently, remain fully invested, or facilitate asset allocation.

Fidelity VIP Freedom 2025 Portfolio
The Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. The advisor may continue to seek high total return for several years beyond the Portfolio’s target retirement date in an effort to achieve the overall investment objective. The advisor invests in a combination of underlying Fidelity VIP domestic equity, international equity, bond funds, and short-term funds (underlying Fidelity® funds). The advisor allocates assets among underlying Fidelity funds according to a neutral asset allocation strategy that adjusts over time until it reaches an allocation similar to that of the VIP Freedom Income PortfolioTM, approximately 10 to 19 years after the year 2025. The advisor may use an active asset allocation strategy to increase or decrease

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neutral asset class exposures by up to 10% for equity funds, bond funds and short-term funds to reflect the advisor's market outlook, which is primarily focused on the intermediate term. The advisor may buy and sell futures contracts (both long and short positions) in an effort manage cash flows efficiently, remain fully invested, or facilitate asset allocation.

Fidelity VIP Freedom 2030 Portfolio
The Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. The advisor may continue to seek high total return for several years beyond the Portfolio’s target retirement date in an effort to achieve the overall investment objective. The advisor invests in a combination of underlying Fidelity VIP domestic equity, international equity, bond funds, and short-term funds (underlying Fidelity® funds). The advisor allocates assets among underlying Fidelity funds according to a neutral asset allocation strategy that adjusts over time until it reaches an allocation similar to that of the VIP Freedom Income PortfolioTM, approximately 10 to 19 years after the year 2030. The advisor may use an active asset allocation strategy to increase or decrease neutral asset class exposures by up to 10% for equity funds, bond funds and short-term funds to reflect the advisor's market outlook, which is primarily focused on the intermediate term. The advisor may buy and sell futures contracts (both long and short positions) in an effort manage cash flows efficiently, remain fully invested, or facilitate asset allocation.

II.	Morgan Stanley VIF U.S. Real Estate Portfolio

Effective July 1, 2018, the information regarding the Morgan Stanley VIF U.S. Real Estate Portfolio in Appendix F is deleted in its entirety and replaced with the following:

Total Annual Portfolio Operating Expense Table

Portfolio	Management Fees	12b-1 Fee	Other Expenses	Acquired Funds Fees and Expenses	Total Annual Expenses	Contractual Fee Waivers/ Reimbursements	Total Annual Expenses after Fee Waivers/ Reimbursements
Morgan Stanley VIF U.S. Real Estate, Class II [17,30]	0.70%	0.25%	0.27%	N/A	1.22%	0.15%	1.07%

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(17)	The management fee has been restated to reflect the decrease in the advisory fee schedule, effective July 1, 2018.

(30)
The fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.07%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of the Morgan Stanley Variable Insurance Fund, Inc. acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

III.     Deutsche Small Cap Index VIP Fund

Effective on or about July 2, 2018:

•	Deutsche Small Cap Index VIP Fund (the “Fund”) will change its name to DWS Small Cap Index VIP Fund.

•	The investment adviser for the Fund, Deutsche Investment Management Americas Inc., will change its name to DWS Investment Management Americas, Inc.

•	Deutsche Investments VIT Funds will change its name to Deutsche DWS Investments VIT Funds.

As a result of the foregoing, effective July 2, 2018, each reference in the Prospectuses to (1) the Fund’s former name, (2) its investment adviser, and (3) Deutsche Investments VIT Funds will be deleted in its entirety and replaced as set forth above.

IV.     PIMCO VIT Foreign Bond Portfolio (U.S. Dollar Hedged)

Effective July 30, 2018, PIMCO VIT Foreign Bond Portfolio (U.S. Dollar Hedged) (the “Fund”) will change its name to PIMCO VIT International Bond Portfolio (U.S. Dollar Hedged).

•	As a result of the foregoing, effective July 30, 2018, each reference in the Prospectuses to the Fund’s former name will be deleted in its entirety and replaced as set forth above.

•
In Part 3 -- Your Investments Options, in the section titled “The Variable Account Options,” subsection titled “PIMCO Variable Insurance Trust,” effective July 30, 2018, the Fund’s description will be deleted in its entirety and replaced with the following:

PIMCO VIT International Bond Portfolio (U.S. Dollar Hedged)
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed income instruments, including bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, that are economically tied to at least three non-U.S. countries. The

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Portfolio may invest, without limitation, in (i) securities and instruments tied to emerging market countries, and (ii) derivative instruments, such as options, futures contracts or swap agreement, or in mortgage- or asset-backed securities. The Portfolio may invest up to 10% of its total assets in high yield securities (“junk bonds”) and up to 10% of its total assets in preferred stocks.

For more information about the Funds, including the risks of investing, refer to each Fund’s prospectus. For a prospectus, contact our offices in writing at National Integrity Life Insurance Company, P.O. Box 5720, Cincinnati, Ohio 45201-5720 or call us at 1-800-443-1778.

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